Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.0%
Senior Loans (a)
Communication Services 3.8%
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.335%, 12/17/2027	416,025	417,325
Clear Channel Outdoor Holdings, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.361%, 8/23/2028	244,830	244,463
DirecTV Financing LLC, Term Loan, 30-day average SOFR + 5.25%, 10.526%, 8/2/2029	451,949	451,178
Houghton Mifflin Harcourt Publishing Co., Term Loan, 30-day average SOFR + 5.25%, 10.597%, 4/9/2029	746,203	709,243
NEP Group, Inc., Term Loan B, 30-day average SOFR + 4.0%, 9.361%, 8/19/2026 PIK	241,430	228,583
PUG LLC, Term Loan B, 30-day average SOFR + 4.75%, 9.997%, 3/15/2030	621,322	620,807
Syniverse Holdings, Inc., Term Loan, 90-day average SOFR + 7.0%, 12.335%, 5/13/2027	99,492	98,104
United Talent Agency LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.04%, 7/7/2028	613,971	616,274
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.951%, 1/31/2028	412,877	399,745
Term Loan Y, 180-day average SOFR + 3.25%, 8.656%, 3/31/2031	250,000	240,295
Zacapa SARL, Term Loan, 90-day average SOFR + 4.0%, 9.335%, 3/22/2029	439,876	440,688
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.951%, 4/30/2028	227,143	224,351
		4,691,056
Consumer Discretionary 11.7%
1011778 BC Unlimited Liability Co., Term Loan B6, 30-day average SOFR + 1.75%, 6.997%, 9/20/2030	500,000	496,993
ABG Intermediate Holdings 2 LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 12/21/2028	739,379	742,458
Adient U.S. LLC, Term Loan B2, 30-day average SOFR + 2.75%, 8.026%, 1/31/2031	125,099	125,598
Aimbridge Acquisition Co., Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.111%, 2/2/2026	237,856	232,776
Bally's Corp., Term Loan B, 90-day average SOFR + 3.25%, 8.794%, 10/2/2028	197,468	189,587
BCPE Empire Holdings, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.247%, 12/11/2028	249,375	249,921
Carnival Corp., Term Loan B1, 30-day average SOFR + 2.75%, 7.997%, 10/18/2028	296,547	297,924
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.752%, 11/8/2027	416,622	418,328
Corporation Service Co., Term Loan B, 30-day average SOFR + 2.5%, 7.747%, 11/2/2029	227,917	228,629
CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.861% - 7.892%, 6/3/2028	178,156	170,325
Driven Holdings LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.361%, 12/17/2028	97,907	97,335
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.611%, 11/24/2028	120,000	119,800
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.087%, 1/27/2029	676,078	675,902

First Brands Group LLC:
Term Loan, 90-day average SOFR + 5.0%, 10.252%, 3/30/2027	368,320	364,637
Term Loan, 90-day average SOFR + 5.0%, 10.514%, 3/30/2027	198,564	196,578
Second Lien Term Loan, 90-day average SOFR + 8.5%, 14.014%, 3/30/2028	443,950	423,972
Flutter Financing BV, Term Loan B, 90-day average SOFR + 2.25%, 7.585%, 11/29/2030	870,625	872,802
GBT U.S. III LLC, Term Loan B, 90-day average SOFR + 3.0%, 8.279%, 7/25/2031	500,000	500,938
Great Outdoors Group LLC, Term Loan B2, 30-day average SOFR + 3.75%, 9.116%, 3/6/2028	666,859	668,109
IRB Holding Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.097%, 12/15/2027	680,170	681,622
J&J Ventures Gaming LLC, Term Loan, 30-day average SOFR + 4.0%, 9.361%, 4/26/2028	427,900	428,512
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.0%, 8.247%, 4/23/2031	488,636	489,655
Life Time Fitness, Inc., First Lien Term Loan B, 90-day average SOFR + 4.0%, 9.514%, 1/15/2026	23,930	24,065
Mavis Tire Express Services Corp., Term Loan, 30-day average SOFR + 3.5%, 8.747%, 5/4/2028	426,855	427,877
MH Sub I LLC, Term Loan, 30-day average SOFR + 4.25%, 9.502%, 5/3/2028	657,148	656,291
Michaels Companies, Inc., Term Loan B, 90-day average SOFR + 4.25%, 9.846%, 4/15/2028	497,820	409,613
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.264%, 10/28/2027	113,107	102,362
Playa Resorts Holding BV, Term Loan B, 30-day average SOFR + 2.75%, 8.028%, 1/5/2029	421,430	421,382
Playtika Holding Corp., Term Loan B1, 30-day average SOFR + 2.75%, 8.111%, 3/13/2028	197,922	198,020
RealTruck Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 1/31/2028	406,373	401,956
Recess Holdings, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.752%, 2/20/2030	250,000	251,054
Rent-A-Center, Inc., First Lien Term Loan B, 90-day average SOFR + 2.75%, 8.002%, 2/17/2028	363,509	363,056
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.0%, 8.318%, 4/4/2029	1,020,005	1,017,205
Spin Holdco, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.6%, 3/4/2028	339,607	290,449
Sweetwater Borrower LLC, Term Loan B, 30-day average SOFR + 4.25%, 9.611%, 8/7/2028	177,609	178,054
Tenneco, Inc., Term Loan B, 90-day average SOFR + 5.0%, 10.228% - 10.435%, 11/17/2028	300,000	289,125
Univision Communications, Inc., First Lien Term Loan B, 30-day average SOFR + 3.25%, 8.611%, 3/16/2026	280,987	281,196
Whatabrands LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 8/3/2028	498,750	499,660
		14,483,766
Consumer Staples 2.6%
8th Avenue Food & Provisions, Inc., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.111%, 10/1/2025	398,157	382,233
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 9.096%, 11/24/2027	116,496	113,409
Chobani LLC, Term Loan, 30-day average SOFR + 3.75%, 9.087%, 10/25/2027	199,000	200,070
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.752%, 2/8/2028	198,000	198,155
Kronos Acquisition Holdings, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.314%, 6/27/2031	537,476	531,875
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.685% - 8.694%, 1/24/2029	403,491	351,325
TKC Holdings, Inc., Term Loan, 30-day average SOFR + 5.5%, 10.342%, 5/15/2028	454,470	454,613

Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.846%, 3/31/2028	784,230	785,120
UTZ Quality Foods LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 1/20/2028	255,549	256,708
		3,273,508
Energy 5.9%
AL GCX Holdings LLC, Term Loan B, 30-day average SOFR + 2.75%, 8.077%, 5/17/2029	719,916	722,915
AL NGPL Holdings LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.564%, 4/13/2028	242,288	243,651
Apro LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.075%, 7/9/2031	500,000	501,250
BCP Renaissance Parent LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.597%, 10/31/2028	487,847	490,338
BIP PipeCo Holdings LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.818%, 12/6/2030	598,500	599,547
Brazos Delaware II LLC, Term Loan B, 180-day average SOFR + 3.5%, 8.255%, 2/11/2030	280,547	282,756
Buckeye Partners LP, Term Loan B2, 30-day average SOFR + 2.0%, 7.247%, 11/22/2030	498,750	499,555
CQP Holdco LP, Term Loan B, 90-day average SOFR + 2.25%, 7.585%, 12/31/2030	389,097	390,799
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 9.044%, 12/21/2028	662,178	658,910
Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.5%, 8.844%, 10/18/2028	173,092	173,714
NGL Energy Partners LP, Term Loan B, 30-day average SOFR + 3.75%, 8.997%, 2/2/2031	498,750	498,615
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 2.5%, 7.832%, 8/16/2030	247,500	248,737
Oryx Midstream Services Permian Basin LLC, Term Loan B, 30-day average SOFR + 3.0%, 8.441%, 10/5/2028	786,470	790,032
Parkway Generation LLC:
Term Loan B, 90-day average SOFR + 4.75%, 10.264%, 2/18/2029	302,341	304,609
Term Loan C, 90-day average SOFR + 4.75%, 10.264%, 2/18/2029	40,713	41,019
Prairie ECI Acquiror LP, Term Loan, 30-day average SOFR + 4.75%, 9.997%, 8/1/2029	249,375	249,843
TerraForm Power Operating LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.935%, 5/21/2029	126,683	127,079
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 11/17/2028	463,125	466,145
		7,289,514
Financials 11.6%
Acrisure LLC:
Term Loan B1, 90-day average SOFR + 3.0%, 8.344%, 2/15/2027	500,000	499,720
Term Loan B6, 90-day average SOFR + 3.25%, 8.594%, 11/6/2030	500,000	497,677
Advisor Group, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.247%, 8/17/2028	869,470	863,392
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.25%, 7.611%, 2/19/2028	553,656	555,281
Amynta Agency Borrower, Inc., Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 8.997% - 9.002%, 2/28/2028	297,754	298,471
AqGen Island Holdings, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.861%, 8/2/2028	99,477	99,891
Boost Newco Borrower LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.748%, 1/31/2031	550,000	552,208
Broadstreet Partners, Inc., Term Loan B4, 30-day average SOFR + 3.25%, 8.497%, 6/14/2031	742,256	742,935
CPI Holdco B LLC, Term Loan, 30-day average SOFR + 2.0%, 7.247%, 5/19/2031	50,000	50,013
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.085%, 4/9/2027	385,169	382,947

Edelman Financial Center LLC:
Term Loan B, 30-day average SOFR + 3.25%, 8.497%, 4/7/2028	630,696	632,127
Second Lien Term Loan, 30-day average SOFR + 5.25%, 10.497%, 10/6/2028	200,000	199,800
First Eagle Investment Management LLC, Term Loan B2, 90-day average SOFR + 3.0%, 8.335%, 3/5/2029	498,750	494,885
Focus Financial Partners LLC, Term Loan B7, 30-day average SOFR + 2.75%, 7.997%, 6/30/2028	325,252	325,522
Howden Group Holdings Ltd., Term Loan B, 90-day average SOFR + 3.5%, 8.755%, 4/18/2030	500,000	501,292
HUB International Ltd., First Lien Term Loan B, 30-day average SOFR + 3.0%, 60-day average SOFR + 3.0%, 8.225%, 6/20/2030	925,614	927,234
ION Trading Technologies SARL, Term Loan, 90-day average SOFR + 4.0%, 9.346%, 4/1/2028	180,954	181,682
Kestra Advisor Services Holdings A, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.057%, 3/22/2031	100,000	100,136
NEXUS Buyer LLC:
Term Loan B, 90-day average SOFR + 4.0%, 9.081%, 7/31/2031	1,022,085	1,015,166
Second Lien Term Loan, 30-day average SOFR + 6.25%, 11.597%, 11/5/2029	278,770	278,098
Nuvei Technologies Corp.:
Term Loan B1, 7/18/2031 (b)	806,000	804,489
Term Loan, 30-day average SOFR + 3.0%, 8.347%, 12/19/2030	493,578	495,173
OneDigital Borrower LLC, Term Loan, 30-day average SOFR + 3.25%, 8.497%, 7/2/2031	500,000	498,750
Sedgwick Claims Management Services, Inc., Term Loan B, 90-day average SOFR + 3.0%, 8.252%, 7/31/2031	921,960	924,265
Truist Insurance Holdings LLC, First Lien Term Loan, 90-day average SOFR + 3.25%, 8.585%, 5/6/2031	1,200,000	1,203,126
USI, Inc.:
Term Loan, 90-day average SOFR + 2.75%, 8.085%, 11/22/2029	248,128	248,485
Term Loan, 90-day average SOFR + 2.75%, 8.085%, 9/27/2030	198,502	198,751
VFH Parent LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 6/21/2031	750,000	751,875
		14,323,391
Health Care 6.6%
ADMI Corp., Term Loan B3, 30-day average SOFR + 3.75%, 9.111%, 12/23/2027	149,233	146,435
Amneal Pharmaceuticals LLC, Term Loan B, 30-day average SOFR + 5.5%, 10.747%, 5/4/2028	818,373	833,718
Bracket Intermediate Holding Corp., Term Loan, 90-day average SOFR + 5.0%, 10.435%, 5/8/2028	147,500	148,315
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.611%, 9/29/2028	218,813	219,797
Embecta Corp., Term Loan B, 30-day average SOFR + 3.0%, 8.247%, 3/30/2029	282,625	278,224
eResearchTechnology, Inc., Term Loan, 30-day average SOFR + 4.0%, 9.247%, 2/4/2027	415,919	418,750
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 9.435%, 10/1/2027	850,171	775,781
Global Medical Response, Inc., Term Loan, 10/31/2028 (b)	200,000	199,234
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 90-day average SOFR + 2.0%, 7.402%, 11/15/2027	157,732	155,450
Heartland Dental LLC, Term Loan, 30-day average SOFR + 4.5%, 9.747%, 4/28/2028	498,750	494,700
LifePoint Health, Inc., Term Loan B, 90-day average SOFR + 4.75%, 10.054%, 11/16/2028	575,486	578,329
Medical Solutions Holdings, Inc., First Lien Term Loan, 90-day average SOFR + 3.25%, 8.602%, 11/1/2028	220,123	166,743
National Mentor Holdings, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.097% - 9.185%, 3/2/2028	216,351	209,184
Term Loan C, 90-day average SOFR + 3.75%, 9.185%, 3/2/2028	6,413	6,201
One Call Corp., Term Loan, 90-day average SOFR + 5.5%, 11.046%, 4/22/2027	99,487	96,876

Outcomes Group Holdings, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.497%, 5/6/2031	500,000	503,687
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.097%, 3/29/2029	299,833	300,583
Pacific Dental Services LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.592%, 3/15/2031	99,241	99,737
Radiology Partners, Inc., Term Loan B, 90-day average SOFR + 3.5%, 8.883%, 1/31/2029 PIK	501,036	478,960
Select Medical Corp., Term Loan B1, 30-day average SOFR + 3.0%, 8.247%, 3/6/2027	17,780	17,891
Southern Veterinary Partners LLC, Term Loan, 30-day average SOFR + 3.75%, 8.997%, 10/5/2027	500,000	503,187
Star Parent, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.085%, 9/27/2030	199,500	198,695
Surgery Center Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.061%, 12/19/2030	498,969	500,601
Team Health Holdings, Inc., Term Loan B, 3/2/2027 (b)	100,000	95,703
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.707%, 10/1/2028	437,625	429,875
Vizient, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.247%, 8/1/2031	278,000	279,130
		8,135,786
Industrials 17.2%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.5%, 8.843%, 7/31/2028	706,926	708,562
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.097%, 5/12/2028	231,249	230,150
Amentum Government Services Holdings LLC:
Term Loan B, 7/30/2031 (b)	500,000	499,687
Term Loan B, 30-day average SOFR + 4.0%, 9.361%, 1/29/2027	633,600	635,384
American Airlines, Inc., First Lien Term Loan, 90-day average SOFR + 1.75%, 7.074%, 1/29/2027	343,299	343,048
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.597%, 12/6/2027	930,672	900,718
Arcline FM Holdings LLC, Term Loan, 180-day average SOFR + 4.5%, 9.567%, 6/23/2028	250,000	251,340
Arcosa, Inc., Term Loan B, 8/13/2031 (b)	250,000	251,250
Asurion LLC:
Term Loan B9, 30-day average SOFR + 3.25%, 8.611%, 7/31/2027	487,909	483,474
Term Loan B10, 30-day average SOFR + 4.0%, 9.347%, 8/19/2028	384,297	381,311
Second Lien Term Loan B3, 30-day average SOFR + 5.25%, 10.611%, 1/31/2028	500,000	471,887
Second Lien Term Loan B4, 30-day average SOFR + 5.25%, 10.611%, 1/20/2029	150,000	139,125
AVSC Holding Corp.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.944%, 3/3/2025 PIK	372,009	371,611
Term Loan B2, 30-day average SOFR + 5.5%, 9.944%, 10/15/2026 PIK	200,361	201,183
AZZ, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.497%, 5/13/2029	273,923	276,235
Brown Group Holding LLC:
Term Loan B2, 30-day average SOFR + 2.75%, 90-day average SOFR + 2.75%, 7.807% - 8.002%, 7/1/2031	386,535	387,018
Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 7/1/2031	547,100	547,697
Cimpress PLC, Term Loan B, 30-day average SOFR + 3.0%, 8.247%, 5/17/2028	299,250	300,246
Covanta Holding Corp.:
Term Loan B, 30-day average SOFR + 2.5%, 180-day average SOFR + 2.5%, 7.588% - 7.747%, 11/30/2028	257,431	257,933
Term Loan C, 180-day average SOFR + 2.5%, 7.588%, 11/30/2028	5,428	5,439
CP Atlas Buyer, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.097%, 11/23/2027	119,247	115,222
Crosby U.S. Acquisition Corp., Term Loan B, 30-day average SOFR + 4.0%, 9.247%, 8/16/2029	398,000	400,364
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.747%, 8/24/2028	651,548	654,767
Term Loan B2, 30-day average SOFR + 3.5%, 8.747%, 8/24/2028	251,220	252,461
Employbridge Holding Co., Term Loan B, 90-day average SOFR + 4.75%, 180-day average SOFR + 4.75%, 10.346% - 10.426%, 7/19/2028	99,488	61,932

Emrld Borrower LP:
Term Loan B, 90-day average SOFR + 2.5%, 7.581%, 8/4/2031	500,000	500,582
Term Loan B, 90-day average SOFR + 2.5%, 7.649%, 5/31/2030	92,090	92,186
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.5%, 12.096%, 5/21/2029	150,000	149,531
Filtration Group Corp., Term Loan, 30-day average SOFR + 3.5%, 8.861%, 10/21/2028	570,954	573,492
Garda World Security Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.832%, 2/1/2029	632,309	633,969
Genesee & Wyoming, Inc. (New), Term Loan B, 90-day average SOFR + 2.0%, 7.335%, 4/10/2031	212,000	212,210
GFL Environmental, Inc., Term Loan B, 90-day average SOFR + 2.0%, 7.321%, 7/3/2031	750,000	751,541
Heritage-Crystal Clean, Inc., Term Loan B, 30-day average SOFR + 4.5%, 9.842%, 10/17/2030	498,747	501,867
Hillman Group, Inc., Term Loan B1, 30-day average SOFR + 2.25%, 7.497%, 7/14/2028	175,000	175,504
Kaman Corp., Term Loan, 90-day average SOFR + 3.5%, 8.835%, 4/21/2031	500,000	502,395
Kenan Advantage Group, Inc., Term Loan B4, 30-day average SOFR + 3.25%, 8.497%, 1/25/2029	871,178	871,722
Madison IAQ LLC, Term Loan, 180-day average SOFR + 2.75%, 7.889%, 6/21/2028	343,168	344,066
Peraton Corp.:
Term Loan B, 30-day average SOFR + 3.75%, 9.097%, 2/1/2028	1,235,633	1,211,952
Second Lien Term Loan B1, 90-day average SOFR + 7.75%, 12.971%, 2/1/2029	314,579	307,108
Pre-Paid Legal Services, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.111%, 12/15/2028	748,030	749,380
Rand Parent LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.071%, 3/17/2030	286,365	286,796
Resideo Funding, Inc., Term Loan B, 90-day average SOFR + 2.0%, 7.301%, 6/13/2031	59,000	59,148
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.347%, 6/30/2028	177,501	168,094
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.571%, 2/26/2029	588,856	587,016
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.5%, 9.752%, 1/15/2027	147,375	148,941
Titan Acquisition Ltd., Term Loan B, 180-day average SOFR + 5.0%, 10.326%, 2/15/2029	692,256	689,130
TK Elevator U.S. Newco, Inc., Term Loan B, 180-day average SOFR + 3.5%, 8.588%, 4/30/2030	542,419	544,933
TransDigm, Inc.:
Term Loan J, 90-day average SOFR + 2.5%, 7.843%, 2/28/2031	1,131,823	1,134,376
Term Loan K, 90-day average SOFR + 2.75%, 8.085%, 3/22/2030	631,481	634,749
TruGreen LP, Term Loan, 30-day average SOFR + 4.0%, 9.347%, 11/2/2027	149,227	145,496
WIN Waste Innovations Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 8.111%, 3/24/2028	296,923	278,840
		21,383,068
Information Technology 14.2%
Adeia, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.352%, 6/8/2028	233,957	234,836
Applied Systems, Inc., First Lien Term Loan, 90-day average SOFR + 3.0%, 8.286%, 2/24/2031	250,000	251,437
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.502%, 2/15/2029	1,290,631	1,284,643
Banff Merger Sub, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.005%, 7/30/2031	895,456	894,524
Camelot U.S. Acquisition LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 1/31/2031	1,182,802	1,185,168
Cast & Crew Payroll LLC, Term Loan, 30-day average SOFR + 3.75%, 8.997%, 12/29/2028	498,721	500,676
Central Parent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.585%, 7/6/2029	200,000	198,575
Cloud Software Group, Inc., Term Loan B, 90-day average SOFR + 4.0%, 9.335%, 3/30/2029	989,242	990,192
CommerceHub, Inc., Term Loan B, 30-day average SOFR + 4.0%, 9.439%, 12/29/2027	47,282	43,854
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.861%, 6/2/2028	245,195	242,877

Cornerstone OnDemand, Inc., Term Loan, 30-day average SOFR + 3.75%, 9.111%, 10/16/2028	459,425	436,224
Cotiviti Corp., Term Loan, 30-day average SOFR + 3.25%, 8.592%, 5/1/2031	997,500	999,370
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.585%, 6/17/2030	219,266	220,672
Dun & Bradstreet Corp., Term Loan B, 30-day average SOFR + 2.75%, 8.026%, 1/18/2029	667,327	669,203
ECI Macola Max Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 9.085%, 5/9/2030	207,545	208,939
Endure Digital, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.965%, 2/10/2028	714,536	640,978
Gen Digital, Inc., Term Loan B, 30-day average SOFR + 1.75%, 6.997%, 9/12/2029	98,254	98,254
Idera, Inc., Term Loan, 90-day average SOFR + 3.5%, 8.748%, 3/2/2028	210,975	210,021
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 9.485%, 2/16/2028	182,887	182,938
Imagine Learning LLC, Term Loan, 30-day average SOFR + 3.5%, 8.747%, 12/21/2029	208,029	208,549
Indy U.S. Bidco LLC, Term Loan B, 30-day average SOFR + 4.75%, 9.997%, 3/6/2028	300,000	299,064
Ivanti Software, Inc.:
Term Loan B, 90-day average SOFR + 4.0%, 9.569%, 12/1/2027	355,944	305,889
Term Loan B, 90-day average SOFR + 4.25%, 9.833%, 12/1/2027	218,478	189,622
McAfee LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.592%, 3/1/2029	712,426	711,422
Mitchell International, Inc.:
First Lien Term Loan, 30-day average SOFR + 3.25%, 8.497%, 6/17/2031	1,000,000	992,595
Second Lien Term Loan, 30-day average SOFR + 5.25%, 10.497%, 6/17/2032	200,000	197,792
Modena Buyer LLC, Term Loan, 90-day average SOFR + 4.5%, 9.832%, 7/1/2031	750,000	721,717
Neptune Bidco U.S., Inc., Term Loan B, 90-day average SOFR + 5.0%, 10.404%, 4/11/2029	309,181	296,815
Particle Investments SARL, Term Loan B, 30-day average SOFR + 4.0%, 9.247%, 3/28/2031	149,625	150,374
Polaris Newco LLC, Term Loan B, 90-day average SOFR + 4.0%, 9.514%, 6/2/2028	411,234	408,742
Project Alpha Intermediate Holding, Inc., Term Loan B, 90-day average SOFR + 3.75%, 9.002%, 10/28/2030	199,500	200,747
Proofpoint, Inc., Term Loan, 30-day average SOFR + 3.0%, 8.247%, 8/31/2028	422,727	423,615
Quest Software U.S. Holdings, Inc., Term Loan, 90-day average SOFR + 4.25%, 9.652%, 2/1/2029	147,975	109,517
RealPage, Inc., First Lien Term Loan, 30-day average SOFR + 3.0%, 8.361%, 4/24/2028	299,231	287,573
Red Planet Borrower LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.847%, 10/2/2028	248,721	240,016
Severin Acquisition LLC, Term Loan B, 90-day average SOFR + 3.0%, 8.252%, 8/1/2027	261	262
Skopima Merger Sub, Inc., Term Loan B, 30-day average SOFR + 4.5%, 9.861%, 5/12/2028	138,008	138,103
Sovos Compliance LLC, Term Loan, 30-day average SOFR + 4.5%, 9.861%, 8/11/2028	398,722	399,763
UKG, Inc., Term Loan B, 90-day average SOFR + 3.25%, 8.555%, 2/10/2031	770,410	773,075
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 9.333%, 8/20/2025	188,606	171,277
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.747%, 3/2/2029	91,130	85,418
Vision Solutions, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.514%, 4/24/2028	544,260	534,439
VS Buyer LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.587%, 4/11/2031	248,061	248,888
		17,588,655
Materials 9.5%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 9.1%, 4/6/2029	391,000	387,676
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.747%, 6/5/2031	544,414	544,077
American Rock Salt Co. LLC, Term Loan, 90-day average SOFR + 4.0%, 9.319%, 6/9/2028	149,231	120,504
AMG Advanced Metallurgical Group NV, Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 11/30/2028	292,500	292,500
Arsenal AIC Parent LLC, First Lien Term Loan B, 90-day average SOFR + 3.25%, 8.56%, 8/18/2030	992,512	996,081

Aruba Investments Holdings LLC, Term Loan, 30-day average SOFR + 4.0%, 9.347%, 11/24/2027	100,874	100,401
Berlin Packaging LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 9.085% - 9.092%, 6/9/2031	438,750	439,162
Charter NEX U.S., Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.497%, 12/1/2027	414,950	416,442
Chemours Co., Term Loan B, 30-day average SOFR + 3.5%, 8.747%, 8/18/2028	290,973	290,973
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 3.175%, 8.422%, 4/13/2029	410,154	410,133
GEON Performance Solutions LLC, Term Loan, 90-day average SOFR + 4.25%, 9.846%, 8/18/2028	222,745	224,323
Illuminate Buyer LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 12/31/2029	368,057	369,964
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 8.907%, 7/8/2030	451,653	453,346
Ineos U.S. Finance LLC, Term Loan B, 30-day average SOFR + 3.25%, 8.497%, 2/18/2030	567,499	567,428
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.75%, 9.111%, 2/5/2027	348,846	349,537
Iris Holding, Inc., Term Loan, 90-day average SOFR + 4.75%, 10.102%, 6/28/2028	99,494	94,133
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 10.111%, 2/18/2028	384,773	378,682
LSF11 A5 Holdco LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 10/15/2028	614,400	614,784
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 3.5%, 8.842%, 4/15/2027	449,312	451,359
Nouryon Finance BV:
Term Loan B, 90-day average SOFR + 3.5%, 8.628%, 4/3/2028	1,249,907	1,256,938
Term Loan B, 90-day average SOFR + 3.5%, 8.821%, 4/3/2028	248,125	249,986
Olympus Water U.S. Holding Corp., Term Loan B, 90-day average SOFR + 3.5%, 8.847%, 6/20/2031	138,044	138,648
PMHC II, Inc., Term Loan B, 90-day average SOFR + 4.25%, 9.704%, 4/23/2029	299,746	295,090
Pretium Packaging LLC, Second Out Term Loan A1, 90-day average SOFR + 4.6%, 9.848%, 10/2/2028 PIK	206,395	171,927
Pretium PKG Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.75%, 12.068%, 10/1/2029	100,000	55,146
Proampac PG Borrower LLC, Term Loan, 90-day average SOFR + 4.0%, 9.118% - 9.301%, 9/15/2028	482,608	484,821
Reynolds Group Holdings, Inc., Term Loan B3, 30-day average SOFR + 2.5%, 7.747%, 9/24/2028	138,403	138,706
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 8.611%, 3/3/2028	679,681	678,862
Trident TPI Holdings, Inc., Term Loan B6, 90-day average SOFR + 4.0%, 9.332%, 9/15/2028	377,804	379,780
Windsor Holdings III LLC, Term Loan B, 30-day average SOFR + 4.0%, 9.311%, 8/1/2030	446,631	449,632
		11,801,041
Real Estate 1.0%
Iron Mountain, Inc., Term Loan B, 30-day average SOFR + 2.0%, 7.247%, 1/31/2031	1,243,001	1,242,808
Utilities 2.9%
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.861%, 12/10/2027	349,018	351,294
Calpine Construction Finance Co. LP, Term Loan B, 30-day average SOFR + 2.0%, 7.247%, 7/31/2030	110,941	110,938
Edgewater Generation LLC, Term Loan, 30-day average SOFR + 3.75%, 9.111%, 12/13/2025	482,144	485,074
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 9.096%, 10/1/2027	724,824	729,187
ExGen Renewables IV LLC, Term Loan, 90-day average SOFR + 2.5%, 8.109%, 12/15/2027	567,903	569,714

Generation Bridge Northeast LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.747%, 8/22/2029	249,889	252,284
Lightning Power LLC, Term Loan B, 90-day average SOFR + 3.25%, 8.376%, 8/18/2031	750,000	753,517
Pacific Gas & Electric Co., Term Loan B1, 30-day average SOFR + 2.5%, 7.747%, 6/23/2027	100,000	100,584
Vistra Zero Operating Co. LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.997%, 4/30/2031	227,430	228,952
		3,581,544
Total Loan Participations and Assignments (Cost $107,786,886)		107,794,137

Corporate Bonds 0.4%
Consumer Staples 0.0%
TreeHouse Foods, Inc., 4.0%, 9/1/2028	50,000	46,220
Industrials 0.2%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	233,333	232,125
Information Technology 0.2%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028	100,000	95,943
Cloud Software Group, Inc., 144A, 9.0%, 9/30/2029	50,000	50,323
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	50,000	45,646
		191,912
Total Corporate Bonds (Cost $469,337)		470,257

	Shares	Value ($)

Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A”*	1,111	1,733
Windstream Holdings, Inc.* (c)	551	7,898
Total Common Stocks (Cost $25,508)		9,631

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	7,306

Closed-End Investment Companies 1.0%
Nuveen Credit Strategies Income Fund (Cost $1,192,243)	214,669	1,240,787

Exchange-Traded Funds 8.9%
Invesco Senior Loan ETF	270,969	5,709,317
Janus Henderson AAA CLO ETF	19,689	1,002,367
SPDR Blackstone Senior Loan ETF	97,988	4,100,798
SPDR Bloomberg High Yield Bond ETF	2,000	193,640
Total Exchange-Traded Funds (Cost $11,023,129)		11,006,122

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.34% (d) (Cost $1,534,371)	1,534,371	1,534,371

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $122,182,818)	98.5	122,062,611
Other Assets and Liabilities, Net	1.5	1,843,219
Net Assets	100.0	123,905,830

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 are as follows:
Value ($) at 5/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.34% (d)
6,943,509	14,276,868	19,686,006	—	—	71,991	—	1,534,371	1,534,371

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2024. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2024 where the rate will be determined at the time of settlement.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	7,898	0.0

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$107,794,137	$—	$107,794,137
Corporate Bonds (a)	—	470,257	—	470,257
Common Stocks
Communication Services	1,733	7,898	—	9,631
Warrants	—	7,306	—	7,306
Closed-End Investment Companies	1,240,787	—	—	1,240,787
Exchange-Traded Funds	11,006,122	—	—	11,006,122
Short-Term Investments	1,534,371	—	—	1,534,371
Total	$13,783,013	$108,279,598	$—	$122,062,611
During the period ended August 31, 2024, the amount of transfers between Level 3 and Level 2 was $753,750. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH1
R-080548-2 (1/25)